Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of change in asset retirement obligation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other assets-Other / Other liabilities [Abstract]
Balance at beginning of year	¥ 14,240	¥ 14,485
Provision for the year	453	319
Settled during the year	(497)	(564)
Balance at end of year	¥ 14,196	¥ 14,240